Schedule of Investments (unaudited) April 30, 2019	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 137.6%

New Jersey — 137.6%

Corporate — 4.5%
New Jersey EDA, RB:
Provident Group-Kean Properties, Series A, 5.00%, 07/01/47	$795	$856,779
State House Project, Series B, Remark 10, 5.00%, 06/15/43	1,235	1,353,622
New Jersey EDA, Refunding RB:
Duke Farms Foundation Project, 4.00%, 07/01/46	2,770	2,969,191
New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	7,500	7,613,325
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	3,150	3,250,926
New Jersey Natural Gas Company Project, 3.38%, 04/01/38	2,230	2,253,883
New Jersey Natural Gas Company Project, 3.50%, 04/01/42	1,675	1,694,128
Provident Group-Montclair Properties LLC (AGM), 5.00%, 06/01/42	810	916,232

		20,908,086

County/City/Special District/School District — 16.2%
Borough of Edgewater New Jersey Board of Education, GO, Refunding, (AGM)(a):
4.25%, 03/01/20	3,135	3,204,785
4.30%, 03/01/20	1,670	1,707,859
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	11,130	11,981,000
5.25%, 11/01/44	3,755	4,036,325
City of Bayonne New Jersey, GO, Refunding, Qualified General Improvement (BAM), 5.00%, 07/01/39	3,340	3,795,175
City of Perth Amboy New Jersey, GO, CAB, Refunding (AGM):
5.00%, 07/01/32	2,210	2,213,845
5.00%, 07/01/33	670	671,152
5.00%, 07/01/35	595	596,035
5.00%, 07/01/37	705	706,177
County of Essex New Jersey, GO, Vocational School, Series B, 3.00%, 09/01/46	1,700	1,630,232
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/27	250	316,370

Security	Par (000)	Value

County/City/Special District/School District (continued)
5.50%, 10/01/28	$4,840	$6,217,513
County of Hudson New Jersey Improvement Authority, RB, CAB, Series A-1 (NPFGC), 0.00%, 12/15/32(b)	1,000	669,260
County of Middlesex New Jersey Improvement Authority, RB, Senior Citizens Housing Project, AMT (AMBAC), 5.50%, 09/01/30	500	501,530
County of Monmouth New Jersey Improvement Authority, Refunding RB, Governmental Loan (AMBAC), 5.00%, 12/01/19	5	5,013
County of Union New Jersey, GO, Refunding(a):
4.00%, 03/01/21	225	234,450
4.00%, 03/01/21	11,200	11,691,120
County of Union New Jersey Utilities Authority, Refunding RB, Resources Recovery Facility, Covanta Union, Inc., AMT, Series A, 5.25%, 12/01/31	650	702,208
Ewing Township Board of Education, GO:
4.00%, 07/15/38	1,470	1,581,529
4.00%, 07/15/39	1,330	1,424,962
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 07/01/25(c)	535	643,600
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 07/01/26(c)	1,415	1,743,846
Series EEE, 5.00%, 06/15/43	5,395	5,913,190
New Jersey Sports & Exposition Authority, Refunding RB, (NPFGC)(c):
5.50%, 03/01/21	7,430	7,942,150
5.50%, 03/01/22	4,200	4,640,370

1

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
Township of Irvington New Jersey, GO, Refunding Series A (AGM), 5.00%, 07/15/33	$1,175	$1,323,802

		76,093,498

Education — 24.6%
County of Gloucester New Jersey Improvement Authority, RB, Rowan University General Capital Improvement Projects:
5.00%, 07/01/44	1,985	2,209,881
Series A, 5.00%, 07/01/31	1,950	2,221,537
Series A, 5.00%, 07/01/32	1,775	2,017,838
Series A, 5.00%, 07/01/33	2,250	2,550,960
Series A, 5.00%, 07/01/34	1,200	1,357,596
New Jersey EDA, LRB, Rutgers — The State University of New Jersey, College Avenue Redevelopment Project, 5.00%, 06/15/33	3,065	3,409,383
New Jersey EDA, RB, Series A:
Foundation Academy Charter School Project, 5.00%, 07/01/38	190	204,942
Foundation Academy Charter School Project, 5.00%, 07/01/50	495	529,794
Provident Group — Rowan Properties LLC, 5.00%, 01/01/35	2,000	2,154,960
Provident Group — Rowan Properties LLC, 5.00%, 01/01/48	2,000	2,119,080
New Jersey EDA, Refunding RB, Provident Group-Monteclair Properites LLC (AGM), 5.00%, 06/01/37	3,990	4,559,612
New Jersey Educational Facilities Authority, RB:
Higher Educational Capital Improvement Fund, Series A, 4.00%, 09/01/28	9,705	10,195,200
Higher Educational Capital Improvement Fund, Series A, 5.00%, 09/01/33	5,370	5,784,994
Rider University Issue, Series F, 4.00%, 07/01/42	2,365	2,371,527
Rider University Issue, Series F, 5.00%, 07/01/47	2,185	2,386,828
New Jersey Educational Facilities Authority, Refunding RB:
Montclair State University, Series A, 5.00%, 07/01/39	15,555	17,255,628

Security	Par (000)	Value

Education (continued)
Montclair State University, Series A, 5.00%, 07/01/44	$3,540	$3,907,275
New Jersey Institute of Technology, Series H, 5.00%, 07/01/31	4,000	4,130,960
Princeton University, Series I, 5.00%, 07/01/34	3,295	4,028,236
Seton Hall University, Series D, 5.00%, 07/01/38	500	551,690
Seton Hall University, Series D, 5.00%, 07/01/43	600	659,028
Stevens Institute of Technology, Series A, 4.00%, 07/01/47	1,145	1,204,494
William Paterson University (AGC), 5.00%, 07/01/28	20	20,047
William Paterson University (AGC), 4.75%, 07/01/34	380	380,714
New Jersey Higher Education Student Assistance Authority, RB, AMT, Student Loan:
Senior Series 1A, 4.00%, 12/01/28	855	894,202
Senior Series 1A, 4.50%, 12/01/28	1,975	2,092,137
Senior Series 1A, 4.00%, 12/01/29	565	588,363
Senior Series 1A, 4.00%, 12/01/29	4,520	4,736,056
Senior Series 1A, 4.50%, 12/01/29	2,475	2,610,580
Senior Series 1A, 4.63%, 12/01/30	2,425	2,560,557
Senior Series 1A, 4.00%, 12/01/31	925	951,955
Senior Series 1A, 4.25%, 12/01/32	1,625	1,696,516
Senior Series 1A, 4.13%, 12/01/35	565	580,487
Senior Series 1A, 4.50%, 12/01/36	1,430	1,503,388
Sub-Series C, 4.00%, 12/01/48	1,760	1,808,752
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.38%, 12/01/24	675	717,147
5.50%, 12/01/26	810	861,152
New Jersey Institute of Technology, RB, Series A:
5.00%, 07/01/22(a)	2,120	2,342,155
5.00%, 07/01/42	4,825	5,193,630
5.00%, 07/01/45	7,500	8,512,350

2

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Rutgers — The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/30	$1,565	$1,738,011

		115,599,642

Health — 15.6%
County of Camden New Jersey Improvement Authority, Refunding RB, Cooper Healthcare System, Series A, 5.00%, 02/15/33	2,000	2,188,420
New Jersey EDA, RB, Reunding Cranes Mill Project:
5.00%, 01/01/34	675	751,329
5.00%, 01/01/39	675	743,776
5.00%, 01/01/49	1,355	1,483,197
New Jersey Health Care Facilities Financing Authority, RB:
Inspira Health Obligated Group, 5.00%, 07/01/42	2,270	2,605,438
Robert Wood Johnson University Hospital, Series A, 5.50%, 07/01/43	7,105	7,964,563
Virtua Health, Series A (AGC), 5.50%, 07/01/38	4,035	4,060,743
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 5.50%, 07/01/21(a)	4,055	4,389,051
AHS Hospital Corp., 6.00%, 07/01/21(a)	4,180	4,568,615
AHS Hospital Corp., 4.00%, 07/01/41	1,600	1,680,608
Catholic Health East Issue, 5.00%, 11/15/33	1,925	2,017,515
Hackensack University Medical Center (AGM), 4.63%, 01/01/20(a)	7,795	7,950,978
Meridian Health System Obligated Group, 5.00%, 07/01/25	1,000	1,097,850
Meridian Health System Obligated Group, 5.00%, 07/01/26	3,720	4,079,166
Princeton Healthcare System, 5.00%, 07/01/34	1,330	1,555,528
Princeton Healthcare System, 5.00%, 07/01/39	1,825	2,108,203
RWJ Barnabas Health Obligated Group, Series A, 4.00%, 07/01/43	1,865	1,970,988

Security	Par (000)	Value

Health (continued)
RWJ Barnabas Health Obligated Group, Series A, 5.00%, 07/01/43	$3,080	$3,532,360
St. Barnabas Health Care System, Series A, 5.00%, 07/01/21(a)	3,640	3,897,275
St. Barnabas Health Care System, Series A, 5.63%, 07/01/21(a)	4,450	4,823,399
St. Barnabas Health Care System, Series A, 5.63%, 07/01/21(a)	4,860	5,267,803
Virtua Health, 5.00%, 07/01/28	3,000	3,412,920
Virtua Health, 5.00%, 07/01/29	715	811,017

		72,960,742

Housing — 7.0%
County of Atlantic New Jersey Improvement Authority, RB, Stockton University Atlantic City, Series A (AGM), 4.00%, 07/01/46	1,300	1,363,986
New Jersey Housing & Mortgage Finance Agency, RB:
Capital Fund Program, Series A (AGM), 5.00%, 05/01/27	4,300	4,311,395
M/F Housing, Series A, 4.55%, 11/01/43	4,710	4,851,017
S/F Housing, Series B, 4.50%, 10/01/30	8,360	8,716,554
New Jersey Housing & Mortgage Finance Agency, Refunding RB:
M/F Housing, Series 2, AMT, 4.60%, 11/01/38	3,120	3,248,950
M/F Housing, Series 2, AMT, 4.75%, 11/01/46	3,795	3,953,745
M/F Housing, Series A, 4.00%, 11/01/48	370	385,496
M/F Housing, Series A, 4.10%, 11/01/53	220	228,485
S/F Housing, Series A, 3.75%, 10/01/35	3,995	4,159,194
Series D, AMT, 4.25%, 11/01/37	490	513,177
Series D, AMT, 4.35%, 11/01/42	1,000	1,038,970

		32,770,969

State — 23.8%
Garden State Preservation Trust, RB, CAB, Series B (AGM)(b):
0.00%, 11/01/23	15,725	14,272,482
0.00%, 11/01/25	10,000	8,572,100

3

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
Garden State Preservation Trust, Refunding RB, Series C (AGM):
5.25%, 11/01/20	$5,000	$5,252,950
5.25%, 11/01/21	7,705	8,318,318
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge, Series A (NPFGC), 0.00%, 07/01/21(b)	2,325	2,203,542
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 07/01/25	4,465	5,174,890
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 07/01/24	1,785	2,028,224
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 07/01/26	6,085	7,157,238
School Facilities Construction, Series KK, 5.00%, 03/01/38	325	341,074
Series WW, 5.25%, 06/15/33	380	419,144
Series WW, 5.00%, 06/15/34	5,500	5,967,555
Series WW, 5.00%, 06/15/36	3,115	3,364,792
Series WW, 5.25%, 06/15/40	8,375	9,089,304
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 06/15/24	5,000	5,375,100
Cigarette Tax, 5.00%, 06/15/26	1,250	1,339,275
Cigarette Tax, 5.00%, 06/15/28	2,430	2,593,004
Cigarette Tax, 5.00%, 06/15/29	3,195	3,398,010
School Facilities Construction, Series N-1 (NPFGC), 5.50%, 09/01/27	1,000	1,212,230
School Facilities Construction, Series NN, 5.00%, 03/01/29	5,000	5,364,800
Sub Series A, 5.00%, 07/01/33	3,875	4,291,989
Sub Series A, 4.00%, 07/01/34	8,800	8,948,016
Sub-Series A, 4.00%, 07/01/32	5,000	5,164,950
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 06/15/19(a)	1,580	1,586,889

		111,435,876

Tobacco — 3.5%
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 06/01/46	1,960	2,192,436

Security	Par (000)	Value

Tobacco (continued)
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Sub-Series B, 5.00%, 06/01/46	$13,815	$14,408,493

		16,600,929

Transportation — 36.9%
Delaware River Port Authority, RB:
5.00%, 01/01/29	2,000	2,268,160
5.00%, 01/01/37	8,830	9,879,357
Series D, 5.05%, 01/01/20(a)	1,430	1,463,090
Series D (AGM), 5.00%, 01/01/20(a)	5,200	5,318,612
New Brunswick Parking Authority, Refunding RB, City Guaranteed, Series B (AGM), 3.00%, 09/01/39	2,500	2,456,575
New Jersey EDA, RB, Goethals Bridge Replacement Project, AMT, Private Activity Bond:
5.38%, 01/01/43	7,730	8,533,765
5.13%, 01/01/34	2,290	2,540,228
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 01/01/35	1,440	1,686,586
Series E, 5.00%, 01/01/45	8,000	8,972,960
New Jersey State Turnpike Authority, Refunding RB:
Series A (AGM), 5.25%, 01/01/29	4,000	5,110,520
Series A (AGM), 5.25%, 01/01/30	4,000	5,164,480
Series A (BHAC), 5.25%, 01/01/29	500	641,340
Series B, 5.00%, 01/01/34	2,300	2,747,994
Series G, 5.00%, 01/01/36	5,000	5,938,250
Series G, 4.00%, 01/01/43	3,320	3,546,955
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/35(b)	6,000	3,179,400
CAB, Transportation System, Series C (AGM), 0.00%, 12/15/32(b)	8,800	5,463,656
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/35(b)	4,160	2,204,384
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/36(b)	7,210	3,640,978
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/30	2,250	2,564,663

4

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Transportation Program, Series AA, 5.00%, 06/15/33	$3,000	$3,167,010
Transportation Program, Series AA, 5.25%, 06/15/33	5,690	6,129,325
Transportation Program, Series AA, 5.25%, 06/15/34	1,305	1,436,818
Transportation Program, Series AA, 5.00%, 06/15/38	2,340	2,495,774
Transportation System, Series A, 6.00%, 06/15/35	6,365	6,814,242
Transportation System, Series A, 5.00%, 06/15/42	5,000	5,230,300
Transportation System, Series A (NPFGC), 5.75%, 06/15/24	1,205	1,402,463
Transportation System, Series B, 5.25%, 06/15/36	2,500	2,608,800
Transportation System, Series D, 5.00%, 06/15/32	3,300	3,583,899
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A:
Federal Highway Reimbursement, 5.00%, 06/15/31	6,730	7,628,724
Transportation System, 5.00%, 12/15/32	4,285	4,873,330
Transportation System, 5.00%, 12/15/35	2,435	2,731,486
New Jersey Turnpike Authority, Refunding RB:
Series B, 5.00%, 01/01/40	9,740	11,438,072
Series E, 5.00%, 01/01/32	3,715	4,473,863
Port Authority of New York & New Jersey, ARB:
Consolidated, 93rd Series, 6.13%, 06/01/94	1,000	1,192,800
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 5.75%, 12/01/25	3,000	3,122,010
Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	4,000	4,233,280
Port Authority of New York & New Jersey, Refunding ARB, AMT:
178th Series, 5.00%, 12/01/33	4,005	4,459,047
Consolidated, 206th Series, 5.00%, 11/15/42	3,110	3,602,500
Consolidated, 206th Series, 5.00%, 11/15/47	3,475	4,010,636

Security	Par (000)	Value

Transportation (continued)
South Jersey Port Corp., Refunding ARB, Marine Terminal, Series B:
5.00%, 01/01/42	$3,000	$3,319,170
5.00%, 01/01/48	1,500	1,654,305

		172,929,807

Utilities — 5.5%
County of Essex New Jersey Utilities Authority, Refunding RB, (AGC), 4.13%, 04/01/22	2,000	2,003,140
North Hudson New Jersey Sewerage Authority, Refunding RB, Series A (NPFGC), 5.13%, 08/01/20(c)	6,045	6,302,336
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC)(b):
0.00%, 09/01/26	4,100	3,483,852
0.00%, 09/01/28	6,600	5,254,722
0.00%, 09/01/29	9,650	7,393,637
0.00%, 09/01/33	2,350	1,531,213

		25,968,900

Total Municipal Bonds — 137.6% (Cost — $604,653,104)		645,268,449

Municipal Bonds Transferred to Tender Option Bond Trusts(d)

New Jersey — 24.5%

County/City/Special District/School District — 5.7%
County of Union New Jersey Utilities Authority, Refunding RB, Series A, AMT:
County Deficiency Agreement, 5.00%, 06/15/41	7,573	8,035,237
Resource Recovery Facility, Covanta Union, Inc., 5.25%, 12/01/31	17,300	18,673,620

		26,708,857

Education — 3.4%
Rutgers — The State University of New Jersey, Refunding RB:
Series F, 5.00%, 05/01/19(a)	4,998	4,997,629

5

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Series L, 5.00%, 05/01/43	$10,000	$11,058,050

		16,055,679

Health — 1.4%
New Jersey Health Care Facilities Financing Authority, RB, Inspira Health Obligated Group, 4.00%, 07/01/47	6,133	6,468,511

State — 4.8%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	12,460	15,287,579
New Jersey EDA, Refunding RB, School Facilities Construction, Series NN, 5.00%, 03/01/29(e)	6,698	7,186,877

		22,474,456

Transportation — 9.2%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 05/01/51	3,120	3,599,209

Security	Par (000)	Value

Transportation (continued)
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 07/01/22(a)(e)	$9,300	$10,239,719
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(e)	2,661	2,775,346
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, AMT:
163rd Series, 5.00%, 07/15/39	15,545	16,123,608
169th Series, 5.00%, 10/15/41	10,000	10,637,750

		43,375,632

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 24.5% (Cost — $108,110,505)		115,083,135

Total Investments — 162.1% (Cost — $712,763,609)		760,351,584

Other Assets Less Liabilities — 1.9%		8,964,600

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (13.5)%		(63,130,358)

VRDP Shares at Liquidation Value — (50.5)%		(237,100,000)

Net Assets Applicable to Common Shares — 100.0%		$469,085,826

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Zero-coupon bond.
(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(e)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between June 15, 2019 to September 01, 2020, is $13,916,017.

During the period ended April 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class*	1,217,685	(1,217,685)	—	$—	$31,360	$453	$—

*	No longer held by the fund as of period end.
(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

6

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BHAC	Berkshire Hathaway Assurance Corp.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

EDA	Economic Development Authority

GO	General Obligation Bonds

LRB	Lease Revenue Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bonds

S/F	Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	138	06/19/19	$17,067	$(65,810)
Long U.S. Treasury Bond	161	06/19/19	23,742	(104,931)
5-Year U.S. Treasury Note	46	06/28/19	5,319	(28,520)

				$(199,261)

7

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$760,351,584	$—	$760,351,584

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(199,261)	$—	$—	$(199,261)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(62,747,370)	$—	$(62,747,370)
VRDP Shares at Liquidation Value	—	(237,100,000)	—	(237,100,000)

	$—	$(299,847,370)	$—	$(299,847,370)

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